Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes Payable
VAT payable	¥ 9,787	¥ 12,060
Enterprise income taxes payable	274	80
Withholding individual income taxes for employees	88	121
Others	725	575
Total	¥ 10,874	¥ 12,836